Investments accounted for using equity method (Details 4) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Current assets	$ 730,279,834	$ 681,686,519
Total non-current assets	1,245,949,253	1,190,340,804
Current liabilities	468,749,455	442,373,281
Non-current liabilities	280,651,024	228,998,324
Associated
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Current assets	5,540,894	7,602,940
Total non-current assets	26,609,731	30,504,073
Current liabilities	4,444,262	5,886,879
Non-current liabilities	9,037,112	7,789,367
Joint ventures [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Current assets	49,960,930	64,587,798
Total non-current assets	150,837,264	50,994,744
Current liabilities	35,339,239	23,043,784
Non-current liabilities	$ 1,994,220	$ 2,350,385